[LOGO OMITTED] ARK FUNDS[R]

               OCTOBER 31, 2001                 Social Issues Semi Annual Report

                               Social Issues Intermediate Fixed Income Portfolio

                                 Social Issues Blue Chip Equity Portfolio

                                    Social Issues Capital Growth Portfolio

                                      Social Issues Small-Cap Equity Portfolio





                                     MANAGED BY ALLIED INVESTMENT ADVISORS, INC.

CONTENTS


    Letter to Shareholders ................................................. 1

    Social Issues Fixed Income Portfolio
        Management Discussion and Analysis/Statement of Net Assets ......... 3

    Social Issues Equity Portfolios
        Management Discussion and Analysis/Statements of Net Assets ........ 7

    Statement of Assets and Liabilities ....................................16

    Statements of Operations ...............................................17

    Statements of Changes in Net Assets ....................................18

    Financial Highlights ...................................................19

    Notes to Financial Statements ..........................................20

    Notice to Shareholders .................................................23

                                                        LETTER TO SHAREHOLDERS 1
DECEMBER 2001

DEAR SHAREHOLDERS,

We are now mid-way through our fiscal year, and we are pleased to update you on the progress of the ARK Funds Social Issues Portfolios. The ARK Funds Social Issues Portfolios were created earlier this year to address the growing trend among investors to allocate a portion of their assets in accordance with social criteria that reflect their areas of concern.

Our Annual and Semi Annual Reports are always a great way for us to touch base with you, and provide you with the information you need to keep abreast of your investments. This Semi Annual Report includes the Portfolio Managers' Management Discussion and Analysis, and information on Portfolio performance, diversification, and holdings as of October 31, 2001.

We thank you for investing in the ARK Funds, and we look forward to continuing to help you meet your financial goals.



                                       Sincerely,

                                       /S/William H. Cowie, Jr.

                                       William H. Cowie, Jr.
                                       CHAIRMAN



                                           SEMI ANNUAL REPORT / October 31, 2001

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                                                      SOCIAL ISSUES PORTFOLIOS 3

                           Social Issues Fixed Income
                                    Portfolio


OUR INVESTMENT MANAGEMENT PHILOSOPHY FOR THE SOCIAL ISSUES FIXED INCOME PORTFOLIO CENTERS ON FOUR CORE BELIEFS. WE BELIEVE THAT OVER A FULL INTEREST-RATE CYCLE, A PORTFOLIO OF FIXED INCOME INVESTMENTS SHOULD PROVIDE REAL RETURNS THAT EXCEED ANY LOSS OF PURCHASING POWER DUE TO INFLATION, EXCEED THE SPECIFIED PORTFOLIO BENCHMARK RETURN, BE COMPETITIVE VERSUS PORTFOLIOS OF SIMILAR RISK, AND MAINTAIN LOW-TO-MODERATE PRINCIPAL VOLATILITY.

WITH THE UNDERSTANDING OF THE PORTFOLIO'S CONSTRAINTS AND TOLERANCE FOR RISK, WE EMPLOY A VALUE APPROACH TO FIXED INCOME INVESTING INVOLVING OVER- OR UNDER-WEIGHTING MARKET SECTORS, INDUSTRIES, OR YIELD CURVE SEGMENTS DEEMED TO BE RELATIVELY UNDERVALUED OR EXPENSIVE. WE UNDERTAKE RIGOROUS ANALYSIS UTILIZING THE FOLLOWING COMPONENTS TO CONSTRUCT A PORTFOLIO: SECTOR SELECTION, DURATION MANAGEMENT, CREDIT ANALYSIS, INDUSTRY AND ISSUE SELECTION, AND YIELD CURVE MANAGEMENT.

IN SELECTING CORPORATE SECURITIES, WE LOOK FOR BUSINESSES THAT MEET THE PORTFOLIO'S SOCIAL CRITERIA. WE USE SOCIAL RESEARCH FROM KINDER, LYNDENBERG, DOMINI & CO., INC., AND HAVE ADOPTED SOCIAL SCREENS TO SEEK TO EXCLUDE COMPANIES THAT DERIVE REVENUE FROM TOBACCO AND ALCOHOL, GAMBLING, NUCLEAR POWER, WEAPONS, AND ABORTION AND CONTRACEPTIVES.

THE FIXED INCOME PROCESS IS AN ACTIVELY MANAGED, BOTTOM-UP SECTOR SELECTION APPROACH, WHEREIN RISK CONTAINMENT IS PARAMOUNT. OUR OBJECTIVE IS TO POSITION THE PORTFOLIO IN SUCH A WAY THAT OUR SECTOR, INTEREST RATE, YIELD CURVE, AND CREDIT ANALYSIS CAN ADD VALUE WITHOUT ASSUMING AN INORDINATE RISK OF UNDERPERFORMANCE. AS PART OF THE CONSTRUCTION AND MANAGEMENT PROCESS, WE CONTINUALLY TEST THE PORTFOLIO TO ASSESS AND CONTROL RISK. THIS DISCIPLINED FIXED INCOME PHILOSOPHY HAS BEEN IN PLACE WITHIN OUR ORGANIZATION FOR MORE THAN 15 YEARS, HAS BEEN CONSISTENTLY APPLIED, AND HAS GENERATED SUPERIOR RESULTS.

4 SOCIAL ISSUES PORTFOLIOS

SOCIAL ISSUES
INTERMEDIATE FIXED INCOME PORTFOLIO

[PHOTO OF STEVEN M. GRADOW OMITTED]
STEVEN M. GRADOW
CO-PORTFOLIO MANAGER

STEVEN M. GRADOW IS CO-MANAGER, WITH MR. STITH, OF THE SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO. HE HAS BEEN A MANAGING DIRECTOR OF, AND DIRECTOR OF FIXED INCOME INVESTMENTS FOR, AIA SINCE 1996 AND IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. MR. GRADOW'S EXPERIENCE INCLUDES FIVE YEARS OF FIXED INCOME MANAGEMENT FOR THE PUBLIC EMPLOYEES RETIREMENT SYSTEM OF CALIFORNIA (CALPERS). MR. GRADOW HAS MORE THAN 19 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.



[PHOTO OF WILMER C. STITH III OMITTED]
WILMER C. STITH III, CFA
CO-PORTFOLIO MANAGER

WILMER C. STITH III IS CO-MANAGER, WITH MR. GRADOW, OF THE SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO. HE HAS BEEN A VICE PRESIDENT OF AIA SINCE 1996 AND IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. MR. STITH MANAGES SEPARATE ACCOUNT MONEY MARKET ACCOUNTS, ASSISTS IN THE MANAGEMENT OF ARK MONEY MARKET PORTFOLIOS, AND IS RESPONSIBLE FOR ANALYZING AND TRADING VARIOUS FIXED INCOME SECURITIES. MR. STITH HAS MORE THAN NINE YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY, AND IS A CHARTERED FINANCIAL ANALYST.


Management and Discussion and Analysis
      Although the bond market realized dynamic gains over the past six months, it also experienced a much higher level of volatility. Given our expectations of increased volatility in the markets, we chose to keep our overall interest rate risk very comparable to the Lehman Intermediate Government/Credit Index. However, our interest rate profile was considerably different than the Index.

      Over the last few months, we increased our allocation to the 5-year sector of the yield curve in U.S. Treasurys while we underweighted the 2- and 10-years parts of the curve. The 5-year part of the curve, which provided substantial outperformance, was purchased by investors seeking a safe-haven investment in light of the terrorist attacks. In September alone, the 5-year U.S. Treasury posted a 2.76% (non-annualized) return versus 1.78% and 2.36%, respectively, for 2- and 5-year U.S. Treasury Notes. Our 15% overallocation to the 5-year part of the yield curve, primarily in U.S. Treasurys, positively impacted performance.

      The terrorist attacks have also resulted in a dramatic rise in the risk premium, the additional yield investors require to be compensated for taking on risk in their investments. This change in risk premium reverberated throughout the bond market, causing corporate securities and less liquid sectors to substantially underperform U.S. Treasury securities. Particularly hard hit were cyclical corporate bond issuers such as Ford. Companies in this economic sector were perceived as being more vulnerable to an economic downturn. The Portfolio's exposure to this sector dampened performance over the quarter. However, the Portfolio did benefit somewhat from its holdings in non-cyclical, more defensive corporate securities such as Wal-Mart and Target Stores.

      Without question, the U.S. economy is now declining at a much steeper trajectory than it was prior to September 11. However, the corporate sector has improved markedly since September 11, and we firmly believe that over the next six to twelve months corporate securities will outperform U.S. Treasurys. We will continue to employ our conservative and disciplined investment strategy of actively pursuing relative value in both sector allocation and security selection.



October 31, 2001  /   SEMI ANNUAL REPORT

                             SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO 5

Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]

46%      U.S. TREASURY OBLIGATIONS
26%      U.S. GOVERNMENT AGENCY OBLIGATIONS
14%      RELATED PARTY MONEY MARKET PORTFOLIO
10%      CORPORATE OBLIGATIONS
3%       ASSET-BACKED SECURITIES
1%       CERTIFICATE OF DEPOSIT

Statement of Net Assets (Unaudited)
---------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                              AMOUNT        VALUE
---------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 54.3%

    U.S. TREASURY NOTES
       6.125%, 08/15/07                $  125,000   $  139,892
                                       ------------------------
       6.000%, 08/15/04                   400,000      433,372
                                       ------------------------
       5.000%, 08/15/11                 1,000,000    1,058,080
                                       ------------------------
       4.750%, 11/15/08                   205,000      214,129
                                       ------------------------
       4.625%, 05/15/06                   325,000      340,031
                                       ------------------------
       3.875%, 06/30/03                   100,000      102,539
                                       ------------------------
       2.750%, 10/31/03                   500,000      503,125
                                       ------------------------

TOTAL U.S. TREASURY OBLIGATIONS
(COST $2,727,677)                                   $2,791,168
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 30.6%

    FHLMC
       6.375%, 11/15/03                   750,000      802,500
                                       ------------------------
       5.875%, 03/21/11                   100,000      105,280
                                       ------------------------
       5.250%, 01/15/06                    50,000       52,649
                                       ------------------------
    FNMA
       5.500%, 05/02/06                   100,000      106,369
                                       ------------------------
       4.375%, 10/15/06                   500,000      504,770
                                       ------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $1,555,199)                                   $1,571,568
---------------------------------------------------------------
CORPORATE OBLIGATIONS -- 12.0%

    BANKS -- 0.8%

    JP MORGAN CHASE
       5.625%, 08/15/06                    40,000       41,537
                                       ------------------------
    TOTAL BANKS                                     $   41,537
---------------------------------------------------------------
    COMMUNICATIONS EQUIPMENT -- 1.0%

    VERIZON NEW ENGLAND
       6.500%, 09/15/11                    50,000       52,889
                                       ------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                  $   52,889
---------------------------------------------------------------

---------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                              AMOUNT        VALUE
---------------------------------------------------------------
    DIVERSIFIED OPERATIONS -- 0.5%

    WILLIAMS
       6.125%, 12/01/03                 $  25,000    $  25,813
                                       ------------------------
    TOTAL DIVERSIFIED OPERATIONS                     $  25,813
---------------------------------------------------------------
    FINANCIAL SERVICES -- 1.1%

    FORD MOTOR CREDIT
       6.875%, 02/01/06                    26,000       26,614
                                       ------------------------
    HOUSEHOLD FINANCE
       8.000%, 07/15/10                    25,000       28,132
                                       ------------------------
    TOTAL FINANCIAL SERVICES                         $  54,746
---------------------------------------------------------------
    FOOD & BEVERAGE -- 2.0%

    PEPSICO
       4.500%, 09/15/04                   100,000      102,547
                                       ------------------------
    TOTAL FOOD & BEVERAGE                            $ 102,547
---------------------------------------------------------------
    GAS/NATURAL GAS -- 1.5%

    CONSOLIDATED NATURAL GAS, SER C
       6.250%, 11/01/11                    50,000       51,012
                                       ------------------------
    ENRON
       6.750%, 09/01/04                    30,000       24,637
                                       ------------------------
    TOTAL GAS/NATURAL GAS                            $  75,649
---------------------------------------------------------------
    RETAIL -- 1.7%

    TARGET
       7.500%, 02/15/05                    30,000       33,262
                                       ------------------------
       6.350%, 01/15/11                    50,000       52,971
                                       ------------------------
    TOTAL RETAIL                                     $  86,233
---------------------------------------------------------------
    SECURITY BROKERS & DEALERS -- 1.5%

    CREDIT SUISSE FIRST BOSTON
       5.875%, 08/01/06                    25,000       25,852
                                       ------------------------
    GOLDMAN SACHS GROUP, SER B, MTN
       7.500%, 01/28/05                    25,000       27,158
                                       ------------------------
    MORGAN STANLEY DEAN WITTER
       6.750%, 04/15/11                    25,000       26,157
                                       ------------------------
    TOTAL SECURITY BROKERS & DEALERS                 $  79,167
---------------------------------------------------------------

                                           SEMI ANNUAL REPORT / October 31, 2001

6   SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO (CONCLUDED)

---------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                              AMOUNT        VALUE
---------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 1.1%

    SPRINT CAPITAL
       7.125%, 01/30/06                 $  25,000    $  26,416
                                       ------------------------
    WORLDCOM
       6.500%, 05/15/04                    30,000       31,133
                                       ------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS            $  57,549
---------------------------------------------------------------
    YANKEE BONDS -- 0.8%

    AT&T CANADA
       7.650%, 09/15/06                    25,000       16,313
                                       ------------------------
    CANADIAN NATIONAL RAILWAY
       7.000%, 03/15/04                    25,000       26,781
                                       ------------------------
    TOTAL YANKEE BONDS                               $  43,094
---------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
(COST $617,172)                                      $ 619,224
---------------------------------------------------------------
ASSET-BACKED SECURITIES -- 4.0%

    ANRC AUTO OWNER TRUST, SER 2001-A,
     CL A4
       4.320%, 06/16/08                   100,000      101,861
                                       ------------------------
    RESIDENTIAL ASSET SECURITIES,
    SER 2001-KS3, CL AI3
       5.180%, 08/25/27                   100,000      101,938
                                       ------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $199,978)                                      $ 203,799
---------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 1.0%

    US BANK
       6.375%, 08/01/11                    50,000       52,120
                                       ------------------------
TOTAL CERTIFICATE OF DEPOSIT
(COST $51,145)                                       $  52,120
---------------------------------------------------------------

---------------------------------------------------------------
                                        PRINCIPAL       MARKET
  DESCRIPTION                              AMOUNT        VALUE
---------------------------------------------------------------

RELATED PARTY MONEY MARKET PORTFOLIO -- 16.5%
    ARK MONEY MARKET PORTFOLIO
     INSTITUTIONAL CLASS (A)           $  851,264   $  851,264
                                       ------------------------
TOTAL RELATED PARTY MONEY MARKET PORTFOLIO
(COST $851,264)                                     $  851,264
---------------------------------------------------------------
TOTAL INVESTMENTS -- 118.4%
(COST $6,002,435)                                   $6,089,143
---------------------------------------------------------------
PAYABLE FOR INVESTMENT SECURITIES
  PURCHASED -- (19.6%)                              (1,007,856)
                                                    -----------
OTHER ASSETS AND LIABILITIES, NET -- 1.2%               60,998
                                                    -----------
OTHER ASSETS AND LIABILITIES, NET -- (18.4%)        $ (946,858)
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES -- INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 501,576 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                            5,053,993
                                                    -----------
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME            (54)
                                                    -----------
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS             1,638
                                                    -----------
NET UNREALIZED APPRECIATION ON INVESTMENTS              86,708
                                                    -----------
TOTAL NET ASSET -- 100.0%                           $5,142,285
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS              $10.25
---------------------------------------------------------------

(A) This money market portfolio is advised by Allied Investment Advisors, Inc. who also serves as adviser for this portfolio. See also Notes to the Financial Statements.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series
The accompanying notes are an integral part of the financial statements.

October 31, 2001  /   SEMI ANNUAL REPORT

                                                       SOCIAL ISSUES PORTFOLIO 7


                              Social Issues Equity
                                   Portfolios


SIMPLY STATED, OUR INVESTMENT MANAGEMENT PHILOSOPHY FOR THE SOCIAL ISSUES EQUITY PORTFOLIOS IS QUALITY FOR THE LONG TERM. WE LOOK FOR SUPERIOR BUSINESSES THAT ARE REASONABLY PRICED, BECAUSE OVER THE LONG HAUL, EXPERIENCE HAS SHOWN THE BENEFITS OF BUYING A QUALITY COMPANY, AT A FAIR PRICE, VERSUS A FAIR BUSINESS AT A BARGAIN PRICE. IN SELECTING SECURITIES, WE USE SOCIAL RESEARCH FROM KINDER, LYNDENBERG, DOMINI & CO., INC., AND HAVE ADOPTED SOCIAL SCREENS TO SEEK TO EXCLUDE COMPANIES THAT DERIVE REVENUE FROM TOBACCO AND ALCOHOL, GAMBLING, NUCLEAR POWER, WEAPONS, AND ABORTION AND CONTRACEPTIVES.

IN THEIR RESEARCH, OUR PORTFOLIO MANAGERS LOOK FOR BUSINESSES THAT MEET THE PORTFOLIOS' SOCIAL CRITERIA AND DEMONSTRATE FASTER-THAN-AVERAGE GROWTH, STRONG CASH FLOWS, AND RETURNS ON CAPITAL IN EXCESS OF THE COST OF CAPITAL.

WE BELIEVE HISTORY HAS BECOME A LESS-THAN-ACCURATE PREDICTOR OF THE FUTURE; THUS, WE PLACE GREATER EMPHASIS ON MEETING WITH MANAGEMENT TO ASSESS EACH COMPANY'S FUTURE. INCREASINGLY IMPORTANT IS THE TEAMING OF STRONG FINANCIALS WITH ENLIGHTENED CORPORATE LEADERSHIP, A COMBINATION NECESSARY TO THRIVE IN TODAY'S HIGHLY COMPETITIVE, RAPIDLY EVOLVING BUSINESS ENVIRONMENT. OUR TEAM OF PROFESSIONALS, WHICH INCLUDES ALL OF OUR PORTFOLIO MANAGERS, SEARCHES FOR THE BEST COMPANIES BASED ON OUR SPECIFIC SCREENING CRITERIA.

NEXT, WE ASSESS FUTURE EARNINGS PROSPECTS TO IDENTIFY THE COMPANIES THAT CAN CONTINUE TO GENERATE SUPERIOR SALES AND PROFIT GROWTH. WE EXAMINE INDUSTRY DYNAMICS, THE COMPANIES' RELATIVE POSITIONS, COST STRUCTURES, MARGIN TRENDS, AND MANAGEMENT PLANS. FINALLY, WE ASSESS EACH COMPANY'S CURRENT STOCK VALUATION RELATIVE TO FUTURE EARNINGS STREAM AGAINST HISTORY, COMPETITORS, AND THE S&P 500.

WE REVIEW A PORTFOLIO HOLDING FOR SALE UNDER THE FOLLOWING CIRCUMSTANCES: WHEN THE PRICE OBJECTIVE IS ACHIEVED; WHEN FUNDAMENTALS DETERIORATE AND MAKE THE ACHIEVEMENT OF OBJECTIVES UNLIKELY; WHEN THE STOCK UNDERPERFORMS THE S&P 500 BY 20 PERCENT OR MORE ON A RELATIVE BASIS; AND WHEN A MORE ATTRACTIVE OPPORTUNITY PRESENTS ITSELF.

8  SOCIAL ISSUES PORTFOLIOS


SOCIAL ISSUES
BLUE CHIP EQUITY PORTFOLIO

[PHOTO OF ALLEN J. ASHCROFT, JR. OMITTED]
ALLEN J. ASHCROFT, JR.
CO-PORTFOLIO MANAGER

ALLEN J. ASHCROFT, JR. IS CO-MANAGER, WITH MR. RANDALL, OF THE SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO. HE HAS BEEN A PRINCIPAL OF AIA SINCE 1996, A VICE PRESIDENT OF ALLFIRST SINCE 1995, AND IS CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. MR. ASHCROFT HAS MORE THAN 19 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS.



[PHOTO OF CLYDE L. RANDALL II OMITTED]
CLYDE L. RANDALL II, CFA
CO-PORTFOLIO MANAGER

CLYDE L. RANDALL II IS CO-MANAGER, WITH MR. ASHCROFT, OF THE SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO. HE HAS BEEN A PRINCIPAL OF AIA SINCE 1996, A VICE PRESIDENT OF ALLFIRST SINCE 1995, AND IS CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. MR. RANDALL HAS MORE THAN 13 YEARS OF EXPERIENCE IN INVESTMENT RESEARCH AND EQUITY ANALYSIS, AND IS A CHARTERED FINANCIAL ANALYST.



Management Discussion and Analysis
      Financial markets have had a tough eighteen months since their peak in March 2000. The equity markets in particular have witnessed a collapse in the dot com euphoria, the breakdown of the telecommunication industry, the realization of recession, and a terrorist attack with colossal ramifications. The end result is a market down over 20%. Our ongoing strategy of broadly diversifying the Portfolio across many major market sectors with a long-term investment horizon helped the Portfolio's investments weather the challenges of this recent economic downturn. Throughout this period, we remained focused on our strategy of looking for large-cap companies that are dominant in their markets, and that have franchise characteristics, solid management teams, and proven records of delivering above-average equity performance.

      At October 31, the Portfolio's largest contributors have been Abbott Laboratories and Procter & Gamble. Both of these equity positions have appreciated over 15% in the last six months. Abbott Laboratories -- a healthcare company -- and Procter & Gamble -- a household product company -- are defensive in nature, which is why they outperformed the market in this uncertain environment. Investors tend to gravitate toward companies whose products usually aren't affected by a downturn in the economy. CVS and Sun Microsystems negatively impacted the Portfolio. Both of these equities fell over 20% in the period. CVS fell short of earnings guidance, and Sun Microsystems was a participant in the technology swoon.

      Looking forward, we are cautiously optimistic on the equity markets. Valuations have contracted from lofty levels, the Federal Reserve continues to cut interest rates, and the government is developing a stimulus package. However, investor concerns continue regarding further terrorist attacks and how long it will take for this recession to run its course. We view this weakness as an opportunity to look for investments in large companies with strong business franchises that will drive future equity performance.

October 31, 2001  /   SEMI ANNUAL REPORT

                                      SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO 9

Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]
22%      TECHNOLOGY
17%      FINANCIAL
15%      CONSUMER NON-DURABLE
11%      CHEMICALS AND DRUGS
10%      ENERGY
10%      RELATED PARTY MONEY MARKET PORTFOLIO
8%       DURABLE GOODS
7%       MISCELLANEOUS BUSINESS SERVICES

Statement of Net Assets (Unaudited)
---------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES        VALUE
---------------------------------------------------------------
COMMON STOCK -- 90.2%

    BANKS -- 8.2%

    FLEETBOSTON FINANCIAL                 $ 1,200    $  39,432
                                       ------------------------
    JP MORGAN CHASE                         1,700       60,112
                                       ------------------------
    WELLS FARGO                             1,400       55,300
                                       ------------------------
    TOTAL BANKS                                      $ 154,844
---------------------------------------------------------------
    COMMUNICATIONS EQUIPMENT -- 1.5%

    CISCO SYSTEMS*                          1,700       28,764
                                       ------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                   $  28,764
---------------------------------------------------------------
    COMPUTERS & SERVICES -- 8.5%

    CADENCE DESIGN SYSTEMS*                 1,200       25,368
                                       ------------------------
    CELESTICA*                              1,000       34,320
                                       ------------------------
    INTERNATIONAL BUSINESS MACHINES           500       54,035
                                       ------------------------
    JABIL CIRCUIT*                          1,300       27,560
                                       ------------------------
    SUN MICROSYSTEMS*                       2,000       20,300
                                       ------------------------
    TOTAL COMPUTERS & SERVICES                       $ 161,583
---------------------------------------------------------------
    COMPUTER SOFTWARE -- 3.1%

    MICROSOFT*                              1,000       58,150
                                       ------------------------
    TOTAL COMPUTER SOFTWARE                          $  58,150
---------------------------------------------------------------
    DIVERSIFIED OPERATIONS -- 5.1%

    DANAHER                                   500       27,870
                                       ------------------------
    TYCO INTERNATIONAL                      1,400       68,796
                                       ------------------------
    TOTAL DIVERSIFIED OPERATIONS                     $  96,666
---------------------------------------------------------------

---------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES        VALUE
---------------------------------------------------------------
    DRUGS -- 11.4%

    ABBOTT LABORATORIES                 $   1,200    $  63,576
                                       ------------------------
    BRISTOL-MYERS SQUIBB                      800       42,760
                                       ------------------------
    ELI LILLY                                 300       22,950
                                       ------------------------
    GENENTECH*                                800       41,800
                                       ------------------------
    MERCK                                     700       44,667
                                       ------------------------
    TOTAL DRUGS                                      $ 215,753
---------------------------------------------------------------
    ENTERTAINMENT -- 2.6%

    AOL TIME WARNER*                        1,600       49,936
                                       ------------------------
    TOTAL ENTERTAINMENT                              $  49,936
---------------------------------------------------------------
    FINANCIAL SERVICES -- 3.4%

    CITIGROUP                               1,400       63,728
                                       ------------------------
    TOTAL FINANCIAL SERVICES                         $  63,728
---------------------------------------------------------------
    FOOD & BEVERAGE -- 6.0%

    KRAFT FOODS, CL A                       1,900       64,125
                                       ------------------------
    PEPSICO                                 1,000       48,710
                                       ------------------------
    TOTAL FOOD & BEVERAGE                            $ 112,835
---------------------------------------------------------------
    GAS/NATURAL GAS -- 3.9%

    DYNEGY, CL A                              800       28,720
                                       ------------------------
    EL PASO                                   900       44,154
                                       ------------------------
    TOTAL GAS/NATURAL GAS                            $  72,874
---------------------------------------------------------------
    HOUSEHOLD PRODUCTS -- 2.7%

    PROCTER & GAMBLE                          700       51,646
                                       ------------------------
    TOTAL HOUSEHOLD PRODUCTS                         $  51,646
---------------------------------------------------------------
    INSURANCE -- 3.3%

    AMERICAN INTERNATIONAL GROUP              800       62,880
                                       ------------------------
    TOTAL INSURANCE                                  $  62,880
---------------------------------------------------------------
    MACHINERY -- 5.0%

    DOVER                                   1,400       46,130
                                       ------------------------
    EMERSON ELECTRIC                        1,000       49,020
                                       ------------------------
    TOTAL MACHINERY                                  $  95,150
---------------------------------------------------------------
    MEDICAL PRODUCTS & SERVICES -- 1.7%

    MEDTRONIC                                 800       32,240
                                       ------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                $  32,240
---------------------------------------------------------------

                                           SEMI ANNUAL REPORT / October 31, 2001

10   SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO (CONCLUDED)


---------------------------------------------------------------
                                 SHARES/PRINCIPAL       MARKET
  DESCRIPTION                              AMOUNT        VALUE
---------------------------------------------------------------
    PETROLEUM & FUEL PRODUCTS -- 6.5%

    CHEVRONTEXACO                          $  400    $  35,420
                                       ------------------------
    EXXON MOBIL                             1,400       55,230
                                       ------------------------
    SMITH INTERNATIONAL*                      700       33,110
                                       ------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                  $ 123,760
---------------------------------------------------------------
    RETAIL -- 6.3%

    CVS                                     1,400       33,460
                                       ------------------------
    HOME DEPOT                              1,100       42,053
                                       ------------------------
    TARGET                                  1,400       43,610
                                       ------------------------
    TOTAL RETAIL                                     $ 119,123
---------------------------------------------------------------
    SECURITY BROKERS & DEALERS -- 1.8%

    MORGAN STANLEY DEAN WITTER                700       34,244
                                       ------------------------
    TOTAL SECURITY BROKERS & DEALERS                 $  34,244
---------------------------------------------------------------
    SEMI-CONDUCTORS/INSTRUMENTS -- 2.8%

    INTEL                                     800       19,536
                                       ------------------------
    TEXAS INSTRUMENTS                       1,200       33,588
                                       ------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS                $  53,124
---------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 6.4%

    BELLSOUTH                               1,300       48,100
                                       ------------------------
    CORNING                                 3,000       24,180
                                       ------------------------
    SBC COMMUNICATIONS                      1,300       49,543
                                       ------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS           $  121,823
---------------------------------------------------------------
TOTAL COMMON STOCK
(COST $1,879,541)                                   $1,709,123
---------------------------------------------------------------
RELATED PARTY MONEY MARKET PORTFOLIO -- 10.5%
    ARK MONEY MARKET PORTFOLIO
     INSTITUTIONAL CLASS (A)              198,181      198,181
                                       ------------------------
TOTAL RELATED PARTY MONEY MARKET PORTFOLIO
(COST $198,181)                                     $  198,181
---------------------------------------------------------------
TOTAL INVESTMENTS -- 100.7%
(COST $2,077,722)                                   $1,907,304
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- (0.7%)         $  (12,236)
---------------------------------------------------------------


---------------------------------------------------------------
  DESCRIPTION                                            VALUE
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES -- INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 225,421 OUTSTANDING SHARES OF
   BENEFICIAL INTEREST                              $2,075,031
                                                    -----------
UNDISTRIBUTED NET INVESTMENT INCOME                      1,135
                                                    -----------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS           (10,680)
                                                    -----------
NET UNREALIZED DEPRECIATION ON INVESTMENTS            (170,418)
                                                    -----------
TOTAL NET ASSETS -- 100.0%                          $1,895,068
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS               $8.41
---------------------------------------------------------------

(A) This money market portfolio is advised by Allied Investment Advisors, Inc., who also serves as adviser on this portfolio. See also Notes to the Financial Statements.
* Non-income producing security.
Cl -- Class
The accompanying notes are an integral part of the financial statements.


October 31, 2001  /   SEMI ANNUAL REPORT

                       This page intentionally left blank.

12  SOCIAL ISSUES PORTFOLIOS

SOCIAL ISSUES
CAPITAL GROWTH PORTFOLIO


[PHOTO OMITTED]
ALLIED INVESTMENT ADVISORS' EQUITY TEAM

THE SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO IS MANAGED BY A PORTFOLIO MANAGEMENT TEAM UNDER THE SUPERVISION OF J. ERIC LEO, CHIEF INVESTMENT OFFICER OF AIA AND MANAGING DIRECTOR OF EQUITY RESEARCH. THROUGH THE TEAM APPROACH, THE FIRM SEEKS CONSISTENT IMPLEMENTATION OF PROCESS AND CONTINUITY IN INVESTMENT MANAGEMENT STAFF FOR THE PORTFOLIO.


Management Discussion and Analysis

      Investors may remember 2001 as an emotional roller coaster ride. A slowing U.S. economy may have been tipped into recession by heinous acts of terrorism. A decline in technology-related capital spending has turned into a rout. A thirty-year record low in the unemployment rate is fast becoming a memory. Corporate earnings are declining at a very rapid rate. Stock market returns are disappointing. But, that's the bad news.

      The good news is equally riveting. Interest rates are at their lowest levels in decades. Energy prices are falling. Tax rates are declining. Inflation is low and may go lower. Inventory levels are low in many industries. The U.S. economy is set up for a strong recovery. All that is needed is that consumers remain rational and confident.

      During the summer, we began positioning the Portfolio for an economic recovery. The uncertainty generated by the events of September 11 made us reevaluate our expectations, and our immediate reaction was to raise cash. However, the bold policy responses by the Bush Administration and the Federal Reserve, combined with the behavioral responses of U.S. consumers, have reinforced our prior conclusions regarding an economic recovery. Not only are government officials performing effectively, but resilient consumers are responding rationally to current conditions. Mortgage refinancings are occurring at record rates. Auto sales in October hit an all-time high. Consumers are both reliquifying their balance sheets (e.g., mortgage refinancing) and taking advantage of highly unusual buying opportunities such as zero percent auto financing. This type of consumer behavior suggests that a normal economic rebound can commence once the threat of terrorism recedes.

      Identifying potential growth stocks continues to be a more demanding process than it was during the 1990s. Capital spending is likely to remain depressed for the next several quarters since capital spending is highly correlated to corporate profitability, and corporate profitability may not recover until late 2002. Despite powerful trading rallies, technology remains a problematic investment area. We are carefully building technology positions in areas with superior growth potential, for example, Internet security and wireless telephones. Since September 11, we have added positions in property/casualty insurance (rising insurance rates are likely to persist for years) and in domestic energy producers (as a hedge against instability in the Middle East). In addition, we have expanded our holdings in healthcare. While the economy may not accelerate for several more months, the stock market historically anticipates upturns by a few quarters. We are working to put the Portfolio in the best possible position to take advantage of any upturn in the market.

October 31, 2001  /   SEMI ANNUAL REPORT

                                       SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO 13

Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

[BAR CHART OMITTED]
36%      TECHNOLOGY
13%      FINANCIAL
12%      DURABLE GOODS
11%      ENERGY
10%      CHEMICALS & DRUGS
9%       MISCELLANEOUS BUSINESS SERVICES
9%       CONSUMER NON-DURABLE

Statement of Net Assets (Unaudited)
---------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES        VALUE
---------------------------------------------------------------
COMMON STOCKS -- 99.8%

    AUTOMOTIVE -- 5.9%

    LEAR*                                     100      $ 3,070
                                       ------------------------
    TOTAL AUTOMOTIVE                                   $ 3,070
---------------------------------------------------------------
    BUILDING & CONSTRUCTION -- 6.0%

    TOLL BROTHERS*                            100        3,116
                                       ------------------------
    TOTAL BUILDING & CONSTRUCTION                      $ 3,116
---------------------------------------------------------------
    COMMUNICATIONS EQUIPMENT -- 9.5%

    QUALCOMM*                                 100        4,912
                                       ------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                     $ 4,912
---------------------------------------------------------------
    COMPUTERS & SERVICES -- 11.6%

    CADENCE DESIGN SYSTEMS*                   100        2,114
                                       ------------------------
    VERISIGN*                                 100        3,871
                                       ------------------------
    TOTAL COMPUTERS & SERVICES                         $ 5,985
---------------------------------------------------------------
    COMPUTER SOFTWARE -- 4.1%

    PARAMETRIC TECHNOLOGY*                    300        2,103
                                       ------------------------
    TOTAL COMPUTER SOFTWARE                            $ 2,103
---------------------------------------------------------------
    DRUGS -- 10.3%

    ABBOTT LABORATORIES                       100        5,298
                                       ------------------------
    TOTAL DRUGS                                        $ 5,298
---------------------------------------------------------------
    FINANCIAL SERVICES -- 13.1%

    FREDDIE MAC                               100        6,782
                                       ------------------------
    TOTAL FINANCIAL SERVICES                           $ 6,782
---------------------------------------------------------------

---------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES        VALUE
---------------------------------------------------------------
    MEDICAL PRODUCTS & SERVICES -- 2.8%

    BAXTER INTERNATIONAL                       30      $ 1,451
                                       ------------------------

    TOTAL MEDICAL PRODUCTS & SERVICES                  $ 1,451
---------------------------------------------------------------
    MISCELLANEOUS BUSINESS SERVICES -- 5.8%

    TMP WORLDWIDE*                            100        2,985
                                       ------------------------
    TOTAL MISCELLANEOUS BUSINESS SERVICES              $ 2,985
---------------------------------------------------------------
    PAPER & PAPER PRODUCTS -- 8.6%

    SMURFIT-STONE CONTAINER*                  300        4,443
                                       ------------------------
    TOTAL PAPER & PAPER PRODUCTS                       $ 4,443
---------------------------------------------------------------
    PETROLEUM & FUEL PRODUCTS -- 11.0%

    ANADARKO PETROLEUM                        100        5,705
                                       ------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                    $ 5,705
---------------------------------------------------------------
    TELEPHONES & TELECOMMUNICATIONS -- 11.1%

    ALLTEL                                    100        5,714
                                       ------------------------
    TOTAL TELEPHONES & TELECOMMUNICATIONS              $ 5,714
---------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $58,332)                                         $51,564
---------------------------------------------------------------
RELATED PARTY MONEY MARKET PORTFOLIO -- 0.2%
    ARK MONEY MARKET PORTFOLIO
     INSTITUTIONAL CLASS (A)                  101          101
                                       ------------------------
TOTAL RELATED PARTY MONEY MARKET PORTFOLIO
(COST $101)                                            $   101
---------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
(COST $58,433)                                         $51,665
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%              $    (3)
---------------------------------------------------------------
NET ASSETS:

PORTFOLIO SHARES -- INSTITUTIONAL CLASS
   (UNLIMITED AUTHORIZATION -- NO PAR VALUE)
   BASED ON 6,510 OUTSTANDING SHARES
   OF BENEFICIAL INTEREST                               65,100
                                                    -----------
UNDISTRIBUTED NET INVESTMENT INCOME                        102
                                                    -----------
ACCUMULATED NET REALIZED LOSS ON INVESTMENTS            (6,772)
                                                    -----------
NET UNREALIZED DEPRECIATION ON INVESTMENTS              (6,768)
                                                    -----------
TOTAL NET ASSETS -- 100.0%                             $51,662
---------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS               $7.94
---------------------------------------------------------------

(A) This money market portfolio is advised by Allied Investment Advisors, Inc., who also serves as adviser for this portfolio. See also Notes to the Financial Statements.
* Non-income producing security.
The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / October 31, 2001

14  SOCIAL ISSUES PORTFOLIOS


SOCIAL ISSUES
SMALL-CAP EQUITY PORTFOLIO

[PHOTO OMITTED]
H. GILES KNIGHT
PORTFOLIO MANAGER

H. GILES KNIGHT IS MANAGER OF THE SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO. HE HAS BEEN A PRINCIPAL OF AIA SINCE 1996, A SENIOR VICE PRESIDENT OF ALLFIRST SINCE 1995, AND IS MANAGER OF ANOTHER ARK FUNDS PORTFOLIO. MR. KNIGHT HAS MORE THAN 30 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.


Management Discussion and Analysis
      Events of September 11, 2001 further weakened a United States economy that was "softening" throughout the last year and turned what was thought to be a mild slowdown into a more serious affair. A dramatic drop in airline and vacation travel, announcements of massive job layoffs, and threats of bio-terrorist contamination all served to make consumers more hesitant about spending, although zero percent financing on new cars helped tempt many buyers.

      The ARK Social Issues Small-Cap Equity Portfolio witnessed declines in asset value, but held up better than many of its peers due to a more conservative investment strategy. Specifically, positions in the technology and telecommunications sectors were foregone in favor of investing in the financial, healthcare, and consumer non-durable sectors. Petsmart was added in the expectation of higher consumer spending on less expensive merchandise. Several bank stocks were included, particularly Sovereign Bancorp, in the savings and loan area. The technology weighting of the Portfolio stands at about 16% -- much lower than the 28% technology weighting of the Russell 2000 Growth Index.

      Stock market volatility will continue through this year, but we feel economic activity and order patterns will begin to improve in the second quarter of 2002. Since the stock market is a discounting mechanism, equity performance should start to recover in earnest late this year. Historically, the best performers coming out of a recession have been small cap stocks, and we see no reason to doubt that this will occur in 2002.

October 31, 2001  /   SEMI ANNUAL REPORT

                                      SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO 5

Diversification By Sector
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

33%      FINANCIAL
28%      MISCELLANEOUS BUSINESS SERVICES
19%      TECHNOLOGY
12%      CONSUMER NON-DURABLE
5%       RELATED PARTY MONEY MARKET PORTFOLIO
3%       REAL ESTATE INVESTMENT TRUST

Schedule of Investments (Unaudited)
---------------------------------------------------------------
                                                        MARKET
  DESCRIPTION                              SHARES        VALUE
---------------------------------------------------------------
COMMON STOCKS -- 80.1%

    BANKS -- 22.9%

    HUNTINGTON BANCSHARES                     200      $ 3,086
                                       ------------------------
    SOVEREIGN BANCORP                         100          990
                                       ------------------------
    WEBSTER FINANCIAL                         100        3,035
                                       ------------------------
    TOTAL BANKS                                        $ 7,111
---------------------------------------------------------------
    COMPUTERS & SERVICES -- 6.2%

    TRIZETTO GROUP*                           200        1,940
                                       ------------------------
    TOTAL COMPUTERS & SERVICES                         $ 1,940
---------------------------------------------------------------
    INSURANCE -- 5.3%

    MAX RE CAPITAL*                           100        1,650
                                       ------------------------
    TOTAL INSURANCE                                    $ 1,650
---------------------------------------------------------------
    MEASURING DEVICES -- 4.0%

    KOPIN*                                    100        1,259
                                       ------------------------
    TOTAL MEASURING DEVICES                            $ 1,259
---------------------------------------------------------------
    MEDICAL PRODUCTS & SERVICES -- 19.7%

    BIOMET                                    100        3,050
                                       ------------------------
    ZIMMER HOLDINGS*                          100        3,091
                                       ------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                  $ 6,141
---------------------------------------------------------------
    REAL ESTATE INVESTMENT TRUST -- 2.2%

    HOST MARRIOTT                             100          675
                                       ------------------------
    TOTAL REAL ESTATE INVESTMENT TRUST                 $   675
---------------------------------------------------------------


---------------------------------------------------------------
                                 SHARES/PRINCIPAL       MARKET
  DESCRIPTION                              AMOUNT        VALUE
---------------------------------------------------------------
    RETAIL -- 10.0%

    PETSMART*                                 400      $ 3,124
                                       ------------------------
    TOTAL RETAIL                                       $ 3,124
---------------------------------------------------------------
    SEMI-CONDUCTORS/INSTRUMENTS -- 9.8%

    KULICKE & SOFFA INDUSTRIES*               200        3,034
                                       ------------------------
    TOTAL SEMI-CONDUCTORS/INSTRUMENTS                  $ 3,034
---------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $27,684)                                         $24,934
---------------------------------------------------------------
RELATED PARTY MONEY MARKET PORTFOLIO -- 4.1%
    ARK MONEY MARKET PORTFOLIO
     INSTITUTIONAL CLASS (A)               $1,283        1,283
                                       ------------------------
TOTAL RELATED PARTY MONEY MARKET PORTFOLIO
(COST $1,283)                                          $ 1,283
---------------------------------------------------------------
TOTAL INVESTMENTS -- 84.2%
(COST $28,967)                                         $26,217
---------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 15.8%             $ 4,916
---------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                             $31,133
---------------------------------------------------------------

(A) This money market portfolio is advised by Allied Investment Advisors, Inc., who also serves as adviser for this portfolio. See also Notes to the Financial Statements.
* Non-income producing security.
The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / October 31, 2001

16   STATEMENT OF ASSETS AND LIABILITIES

---------------------------------------------------------------------------------------
 AS OF OCTOBER 31, 2001 (UNAUDITED)                                    SOCIAL ISSUES
                                                                     SMALL-CAP EQUITY
                                                                         PORTFOLIO
---------------------------------------------------------------------------------------
ASSETS:
     Investments at market value
         (cost $28,967)                                                   $26,217
                                                                  ---------------------
     Cash                                                                      --
                                                                  ---------------------
     Interest receivable                                                        4
                                                                  ---------------------
     Receivable for investments sold                                       40,829
                                                                  ---------------------
     Other Assets                                                              83
                                                                  ---------------------
     TOTAL ASSETS                                                          67,133
---------------------------------------------------------------------------------------
LIABILITIES:
     Payable for investment securities purchased                           36,000
                                                                  ---------------------
     Other Liabilities                                                         --
                                                                  ---------------------
     TOTAL LIABILITIES                                                     36,000
---------------------------------------------------------------------------------------
NET ASSETS:
     Portfolio Shares -- Institutional Class
         (unlimited authorization -- no par
         value) based on 3,010 outstanding shares
         of beneficial interest                                            30,100
                                                                  ---------------------
     Undistributed net investment income                                       88
                                                                  ---------------------
     Accumulated net realized gain on investments                           3,695
                                                                  ---------------------
     Net unrealized depreciation on investments                            (2,750)
                                                                  ---------------------
     TOTAL NET ASSETS                                                     $31,133
---------------------------------------------------------------------------------------
     NET ASSET VALUE, OFFERING AND REDEMPTION
       PRICE PER SHARE -- INSTITUTIONAL CLASS                              $10.34
---------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

October 31, 2001  /   SEMI ANNUAL REPORT

                                                     STATEMENTS OF OPERATIONS 17

------------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                SOCIAL ISSUES        SOCIAL ISSUES          SOCIAL ISSUES          SOCIAL ISSUES
                                                INTERMEDIATE            BLUE CHIP              CAPITAL               SMALL-CAP
                                                FIXED INCOME             EQUITY                GROWTH                 EQUITY
                                                PORTFOLIO(1)          PORTFOLIO(2)          PORTFOLIO(3)            PORTFOLIO(3)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Dividend                                    $     --               $   5,863            $     74                $   86
                                               -------------------------------------------------------------------------------------
     Interest                                      28,910                   2,743                 228                   110
                                               -------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                       28,910                   8,606                 302                   196
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Administrator Fees                               803                     726                  24                    12
                                               -------------------------------------------------------------------------------------
     Investment Advisory Fees                       3,706                   3,911                 131                    71
                                               -------------------------------------------------------------------------------------
     Custodian Fees                                    27                      15                   2                     1
                                               -------------------------------------------------------------------------------------
     Transfer Agency Fees                              74                      76                   3                     2
                                               -------------------------------------------------------------------------------------
     Professional Fees                                 39                      50                   3                     2
                                               -------------------------------------------------------------------------------------
     Registration Fees                                 73                      70                   6                     1
                                               -------------------------------------------------------------------------------------
     Shareholder Services Fees                        927                     838                  28                    13
                                               -------------------------------------------------------------------------------------
     Trustee Fees                                       6                       9                   1                     1
                                               -------------------------------------------------------------------------------------
     Printing Fees                                     41                      49                   2                     1
                                               -------------------------------------------------------------------------------------
     Other Fees                                        28                      18                   4                     4
                                               -------------------------------------------------------------------------------------
     TOTAL EXPENSES                                 5,724                   5,762                 204                   108
------------------------------------------------------------------------------------------------------------------------------------
LESS WAIVERS:
     Investment Advisory Fees                         803                     335                   4                    --
                                               -------------------------------------------------------------------------------------
     TOTAL NET EXPENSES                             4,921                   5,427                 200                   108
------------------------------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME                         23,989                   3,179                 102                    88
------------------------------------------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss) on Investments        1,638                 (10,680)             (6,772)                3,695
                                               -------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation
           (Depreciation) on Investments           86,708                (170,418)             (6,768)               (2,750)
                                               -------------------------------------------------------------------------------------
     NET REALIZED AND UNREALIZED
           GAIN (LOSS) ON INVESTMENTS              88,346                (181,098)            (13,540)                  945
------------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                   $112,335               $(177,919)           $(13,438)               $1,033
------------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on May 29, 2001.
(2) Commenced operations on May 30, 2001.
(3) Commenced operations on July 3, 2001.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / October 31, 2001

18   STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIODS ENDED OCTOBER 31, 2001     SOCIAL ISSUES           SOCIAL ISSUES           SOCIAL ISSUES           SOCIAL ISSUES
 (UNAUDITED)                                INTERMEDIATE              BLUE CHIP               CAPITAL                 SMALL-CAP
                                            FIXED INCOME               EQUITY                  GROWTH                  EQUITY
                                              PORTFOLIO               PORTFOLIO               PORTFOLIO              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                               5/29/01*                 5/30/01*               7/3/01*                  7/3/01*
                                           to 10/30/01              to 10/30/01            to 10/30/01              to 10/30/01
                                          ------------             ------------           ------------             ------------
OPERATIONS:
     Net Investment Income                  $   23,989               $    3,179                $   102                 $    88
                                     -----------------------------------------------------------------------------------------------
     Net Realized Gain (Loss)
       on Investments                            1,638                  (10,680)                (6,772)                  3,695
                                     -----------------------------------------------------------------------------------------------
     Net Change in Unrealized
       Appreciation (Depreciation)
      on Investments                            86,708                 (170,418)                (6,768)                 (2,750)
                                     -----------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                                112,335                 (177,919)               (13,438)                  1,033
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Institutional Class                   (24,043)                  (2,044)                    --                      --
                                     -----------------------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                       (24,043)                  (2,044)                    --                      --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
     Institutional Class:
         Shares Issued                       5,043,038                2,074,439                 65,100                  30,100
                                     -----------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                   10,955                      592                     --                      --
                                     -----------------------------------------------------------------------------------------------
         Shares Redeemed                            --                       --                     --                      --
                                     -----------------------------------------------------------------------------------------------
     INCREASE IN NET ASSETS FROM
     SHAREHOLDER TRANSACTIONS                5,053,993                2,075,031                 65,100                  30,100
------------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE IN NET ASSETS              5,142,285                1,895,068                 51,662                  31,133
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Beginning of period                            --                       --                     --                      --
                                     -----------------------------------------------------------------------------------------------
     END OF PERIOD                          $5,142,285               $1,895,068                $51,662                 $31,133
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
         Shares Issued                         500,502                  225,349                  6,510                   3,010
                                     -----------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions                    1,074                       72                     --                      --
                                     -----------------------------------------------------------------------------------------------
         Shares Redeemed                            --                       --                     --                      --
------------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE IN
     SHARE TRANSACTIONS                        501,576                  225,421                  6,510                   3,010
------------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

October 31, 2001 / SEMI ANNUAL REPORT

                                                         FINANCIAL HIGHLIGHTS 19

------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31 (UNAUDITED),

                                 REALIZED                                                            RATIO OF NET
         NET ASSET                 AND     DISTRIBUTIONS                                    RATIO OF  INVESTMENT
          VALUE,       NET      UNREALIZED    FROM NET   NET ASSET              NET ASSETS  EXPENSES    INCOME
         BEGINNING INVESTMENT GAINS (LOSSES) INVESTMENT  VALUE, END    TOTAL      END OF   TO AVERAGE TO AVERAGE
         OF PERIOD   INCOME   ON INVESTMENTS   INCOME    OF PERIOD    RETURN+     PERIOD   NET ASSETS NET ASSETS
------------------------------------------------------------------------------------------------------------------
Social Issues Intermediate Fixed Income Portfolio
  2001(1)  $10.00      0.15        0.25        (0.15)      $10.25      4.07%   $5,142,285      0.77%    3.77%

Social Issues Blue Chip Equity Portfolio
  2001(2)  $10.00      0.01       (1.59)       (0.01)      $ 8.41    (15.81)%  $1,895,068      0.96%    0.56%

Social Issues Capital Growth Portfolio
  2001(3)  $10.00      0.02       (2.08)          --       $ 7.94    (20.60)%  $   51,662      1.07%    0.54%

Social Issues Small-Cap Equity Portfolio
  2001(3)  $10.00      0.03        0.31           --       $10.34      3.40%   $   31,133      1.21%    0.98%



--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED OCTOBER 31 (UNAUDITED),

             RATIO
          OF EXPENSES
          TO AVERAGE
          NET ASSETS   PORTFOLIO
          (EXCLUDING   TURNOVER
            WAIVERS)      RATE
--------------------------------------------------------------------------------
Social Issues Intermediate Fixed Income Portfolio
  2001(1)     0.90%       9.81%

Social Issues Blue Chip Equity Portfolio
  2001(2)     1.02%       5.65%

Social Issues Capital Growth Portfolio
  2001(3)     1.09%      26.68%

Social Issues Small-Cap Equity Portfolio
  2001(3)     1.21%      36.93%

  + Total return is for the period indicated and has not been annualized.
(1) Commenced operations on May 29, 2001. All ratios for the period have been annualized.
(2) Commenced operations on May 30, 2001. All ratios for the period have been annualized.
(3) Commenced operations on July 3, 2001. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / October 31, 2001

20   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

      ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, amended and restated on March 19, 1993, and further amended on December 10, 1999.

      The Fund consists of thirty separate investment portfolios as of October 31, 2001 (individually a "Portfolio" and collectively, the "Portfolios"):

      Social Issues Intermediate Fixed Income Portfolio
      Social Issues Blue Chip Equity Portfolio
      Social Issues Capital Growth Portfolio
      Social Issues Small-Cap Equity Portfolio
        (collectively, the "Social Issues Portfolios")

      U.S. Treasury Cash Management Portfolio
      U.S. Government Cash Management Portfolio
      Prime Cash Management Portfolio
      Tax-Free Cash Management Portfolio
      Money Market Portfolio
      Tax-Free Money Market Portfolio
      U.S. Government Money Market Portfolio
      U.S. Treasury Money Market Portfolio
      Pennsylvania Tax-Free Money Market Portfolio
      Short-Term Treasury Portfolio
      Short-Term Bond Portfolio
      Maryland Tax-Free Portfolio
      Pennsylvania Tax-Free Portfolio
      Intermediate Fixed Income Portfolio
      U.S. Government Bond Portfolio
      Income Portfolio
      Balanced Portfolio
      Equity Income Portfolio
      Value Equity Portfolio
      Equity Index Portfolio
      Blue Chip Equity Portfolio
      Capital Growth Portfolio
      Mid-Cap Equity Portfolio
      Small-Cap Equity Portfolio
      International Equity Portfolio
      Emerging Markets Equity Portfolio

      The financial statements and notes presented herein are those of the Social Issues Portfolios. The financial statements of the other Portfolios listed above are not presented herein, but are presented separately. The Fund may issue an unlimited number of shares of each of its Portfolios and may issue shares of one or more classes of each Portfolio.


2. SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

      The following is a summary of significant accounting policies followed by the Portfolios.

      SECURITY VALUATION -- Investment securities held by the Portfolios are stated at their amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

      INCOME TAXES -- It is the intention of each Portfolio to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary.

      NET ASSET VALUE PER SHARE -- The net asset value per share of each class of each Portfolio is calculated every business day. It is computed by dividing the total assets of each class of the Portfolio, less the class-related liabilities, by the number of outstanding shares of each class of the Portfolio.

      CLASSES -- Each class of shares has equal rights as to earnings, assets and voting privileges, except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Class-specific expenses are borne by the applicable class. Other expenses, income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

      WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS -- The Portfolios may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular

October 31, 2001  /   SEMI ANNUAL REPORT

                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) 21


      securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction (and therefore the value of the security) may be less favorable than the yield available in the market when the securities delivery takes place. The Portfolios maintain cash, U.S. government securities, or liquid, high-grade debt obligations in an amount sufficient to meet the purchase price in a segregated account until the settlement date. No Portfolio intends to engage in when-issued purchases and forward commitments for speculative purposes.

      DISTRIBUTIONS -- Dividends from net investment income are declared and paid according to the following table:

----------------------------------------------------------------------
                             FREQUENCY OF       FREQUENCY OF PAYMENT
  PORTFOLIO            DECLARATION OF DIVIDENDS     OF DIVIDENDS
----------------------------------------------------------------------
Social Issues Intermediate
Fixed Income                      Daily               Monthly
----------------------------------------------------------------------
Social Issues Blue Chip Equity  Quarterly            Quarterly
----------------------------------------------------------------------
Social Issues Capital Growth    Annually             Annually
----------------------------------------------------------------------
Social Issues Small-Cap Equity  Annually             Annually
----------------------------------------------------------------------

      Each Portfolio makes distributions of capital gains, if any, at least annually.

      Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, and may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

      NEW ACCOUNTING STANDARDS ADOPTED -- The Fund implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on May 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

      OTHER -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Original issue discounts and purchase premiums on securities held by the Portfolios are accreted and amortized ratably to maturity using the effective interest method. Interest income is recognized using the accrual method.


3. INVESTMENT ADVISORY AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Allied Investment Advisors, Inc. (AIA) is the investment advisor to each Portfolio. AIA is an affiliate of Allfirst Trust Company, N.A., the custodian and sub-administrator of each Portfolio. Pursuant to an investment advisory contract on behalf of each Portfolio, AIA is entitled to receive fees for its advisory services at the annual rates shown in the following table based on the average net assets of the Portfolio.

-----------------------------------------------------------------
  PORTFOLIO                                        ANNUAL RATE
-----------------------------------------------------------------
Social Issues Intermediate Fixed Income                0.60%
-----------------------------------------------------------------
Social Issues Blue Chip Equity                         0.70%
-----------------------------------------------------------------
Social Issues Capital Growth                           0.70%
-----------------------------------------------------------------
Social Issues Small-Cap Equity                         0.80%
-----------------------------------------------------------------
      AIA has agreed to waive a portion of its fees or reimburse expenses on certain Portfolios in order to limit total operating expenses of such Portfolios. A portion of these waivers is voluntary and may be discontinued at any time.

      SEI Investments Mutual Funds Services (the "Administrator") serves as administrator and transfer agent for the Fund under an administration agreement and transfer agency agreement. The Administrator is entitled to receive an annual fee of 0.13% of each Portfolio's average net assets, paid monthly, for services performed under the administration agreement.

      Pursuant to a separate agreement between Allfirst Trust Company, N.A. and the Administrator, Allfirst Trust Company, N.A. performs sub-administration services on behalf of the Portfolios, for which it receives an annual fee, paid by the Administrator, of up to 0.0275% of each Portfolio's average net assets. Allfirst Trust Company, N.A. is currently waiving this fee. The waiver is voluntary and may be discontinued at any time.

      Effective January 1, 2002, Allfirst Trust Co., N.A. will succeed SEIInvestments Mutual Funds Services as administrator and transfer agent for the Fund. Forum Administrative Services, LLC will act as sub-administrator for the Fund, and Boston Financial Data Services, Inc. will act as sub-transfer agent for the Fund.

                                           SEMI ANNUAL REPORT / October 31, 2001

22   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


4. SHAREHOLDER SERVICES PLAN

      The Fund has adopted a Shareholder Services Plan for the Institutional Class of each Portfolio. Institutional Class service fees, as a percentage of average daily net assets of the class, may be up to 0.15% as authorized by the Board.

5. INVESTMENT TRANSACTIONS

      The cost of securities purchased and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the six months ended October 31, 2001, were as follows:

-------------------------------------------------------------------
  PORTFOLIO                              PURCHASES       SALES
-------------------------------------------------------------------
Social Issues Intermediate Fixed Income  $1,398,636    $(25,743)
-------------------------------------------------------------------
Social Issues Blue Chip Equity            1,963,275     (73,053)
-------------------------------------------------------------------
Social Issues Capital Growth                 75,207     (10,103)
-------------------------------------------------------------------
Social Issues Small-Cap Equity               75,841     (11,024)
-------------------------------------------------------------------
      The purchases and sales of U.S. government securities were as follows:

-------------------------------------------------------------------
  PORTFOLIO                               PURCHASES       SALES
-------------------------------------------------------------------
Social Issues Intermediate Fixed Income   $3,960,492   $(181,608)
-------------------------------------------------------------------

      For federal income tax purposes, the cost of securities owned at October 31, 2001, was not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation of securities at October 31, 2001, for each Portfolio is as follows:

-------------------------------------------------------------------
                                                 NET UNREALIZED
                        APPRECIATED  DEPRECIATED  APPRECIATION
  PORTFOLIO             SECURITIES   SECURITIES  (DEPRECIATION)
-------------------------------------------------------------------
Social Issues Intermediate
   Fixed Income          $102,160    $ (15,452)     $  86,708
-------------------------------------------------------------------
Social Issues Blue
   Chip Equity             35,734     (206,152)      (170,418)
-------------------------------------------------------------------
Social Issues
   Capital Growth             857       (7,625)        (6,768)
-------------------------------------------------------------------
Social Issues
   Small-Cap Equity         6,369       (9,119)        (2,750)
-------------------------------------------------------------------
      At October 31, 2001, the following Portfolios had capital loss carryforwards available to offset future capital gains:

-------------------------------------------------------------------
                                    CAPITAL LOSS
                                    CARRYFORWARD   EXPIRATION
  PORTFOLIO                            AMOUNT         DATE
-------------------------------------------------------------------
Social Issues Blue Chip Equity        $10,680          2009
-------------------------------------------------------------------
Social Issues Capital Growth            6,772          2009
-------------------------------------------------------------------

October 31, 2001  /   SEMI ANNUAL REPORT

                                           NOTICE TO SHAREHOLDERS (UNAUDITED) 23

      For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

      For the fiscal year ended October 31, 2001, each Portfolio is designating the following items with regard to distribution paid during the year.

------------------------------------------------------------------------------------------------------------------------------------
                                      LONG TERM
                                     (20% RATE)           ORDINARY
                                    CAPITAL GAINS          INCOME           TAX EXEMPT                             QUALIFYING
                                    DISTRIBUTIONS       DISTRIBUTIONS         INCOME                                DIVIDENDS
  PORTFOLIO                          (TAX BASIS)         (TAX BASIS)       DISTRIBUTIONS          TOTAL                (1)
------------------------------------------------------------------------------------------------------------------------------------
Social Issues Intermediate
    Fixed Income                         0%                 100%                 0%               100%                 0%
------------------------------------------------------------------------------------------------------------------------------------
Social Issues Blue Chip                  0%                 100%                 0%               100%                 0%
------------------------------------------------------------------------------------------------------------------------------------
Social Issues Capital Growth             0%                   0%                 0%                 0%                 0%
------------------------------------------------------------------------------------------------------------------------------------
Social Issues Small-Cap Equity           0%                   0%                 0%                 0%                 0%
------------------------------------------------------------------------------------------------------------------------------------

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.



                                           SEMI ANNUAL REPORT / October 31, 2001

                                      NOTES

                               INVESTMENT ADVISOR
                        Allied Investment Advisors, Inc.
                               Baltimore, Maryland

                                    TRUSTEES
                              William H. Cowie, Jr.
                                 David D. Downes
                                 Victor Garland
                                  Rick A. Gold
                                Charlotte R. Kerr
                                Thomas Schweizer
                                Richard B. Seidel

                                  ADMINISTRATOR
                                Through 12/31/01:
                      SEI Investments Mutual Funds Services
                               Oaks, Pennsylvania
                                Effective 1/1/02:
                            Allfirst Trust Co., N.A.
                               Baltimore, Maryland

                                   DISTRIBUTOR
                                Through 12/31/01:
                        SEI Investments Distribution Co.
                               Oaks, Pennsylvania
                                Effective 1/1/02:
                           ARK Funds Distributors, LLC
                                 Portland, Maine

                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                                Washington, D.C.

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Boston, Massachusetts

                                    CUSTODIAN
                            Allfirst Trust Co., N.A.
                               Baltimore, Maryland

   This report and the financial statements contained herein are submitted for the general information of the shareholders of the ARK Funds Social Issues
    Portfolios. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus for each of the portfolios included. Shares of the portfolios are not deposits of any bank and are not insured by the Federal Deposit Insurance
     Corporation, the Federal Reserve Board, or any other government agency. Investing in the shares involves investment risks including the possible loss of principal amount invested. For information about ARK Funds Social
                 Issues Portfolios, please call 1-800-242-9880.

[LOGO OMITTED] ARK FUNDS[R]

100 EAST PRATT STREET, 15TH FLOOR | MAIL CODE 104-410
BALTIMORE, MD 21202

We are pleased to send you our Semi Annual Report for the period ended 10/31/01. This report contains important information about your investments in ARK Funds. Because we are sending a Semi Annual Report to each person listed as a shareholder, you (or your household) may receive more than one report.


This material must be preceded or accompanied by a current prospectus. ARK-SA-003-0100

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